Debt - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2016	Apr. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 31, 2022	Sep. 30, 2021
Debt Instrument [Line Items]
Loss on extinguishment of debt				$ 0	$ (1,027)		$ (1,027)	$ 0	$ 0
Long-term line of credit				$ 5,900		$ 5,900	$ 5,900
Long term debt date upto which the facility is available				Jun. 30, 2022			Mar. 31, 2022
Silicon Valley Bank [Member] | Growth Capital Advance [Member]
Debt Instrument [Line Items]
Other long-term debt						0	$ 0	2,586
Silicon Valley Bank [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term line of credit				$ 5,947		$ 5,947	5,947	$ 5,947
SVB And Hercules Capital Inc [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of aggregate term loan advance increase										8.75%
SVB And Hercules Capital Inc [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of aggregate term loan advance increase										6.75%
Loan And Security Agreement [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Long term debt date of maturity	2022-12
Loan And Security Agreement [Member] | Silicon Valley Bank [Member] | Growth Capital Advance [Member]
Debt Instrument [Line Items]
Debt instrument face value	$ 3,900
Loan And Security Agreement [Member] | Silicon Valley Bank [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity	$ 25,000
Loan revolver borrower capacity as percentage of inventory balance	60.00%
Loan And Security Agreement [Member] | Silicon Valley Bank [Member] | Revolving Credit Facility [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity	$ 6,000
Amendment To The Loan And Security Agreement [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt			$ 1,000				$ 1,000
Amendment To The Loan And Security Agreement [Member] | Silicon Valley Bank [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, effective percentage				5.00%		3.85%	3.85%
Loan revolver borrower capacity as percentage of inventory balance		65.00%				65.00%	65.00%
Line of credit commitment fees percentage on unused amount		0.20%				0.20%
Letter of credit outstanding				$ 3,100		$ 3,100	$ 3,100
Credit card outstanding				$ 1,500		$ 3,500	$ 3,500
Long term debt variable interest rate percentage				3.25%		3.25%	3.25%
Minimum liquidity to be maintained				$ 45,000		$ 45,000	$ 45,000
Line of credit facility, expiration date				Mar. 31, 2023			Mar. 31, 2023
Debt instrument terms of interest payment				Interest on the Loan Revolver is payable monthly in arrears.			Interest on the Loan Revolver is payable monthly in arrears
Amendment To The Loan And Security Agreement [Member] | Silicon Valley Bank [Member] | Revolving Credit Facility [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity		$ 10,000				10,000	$ 10,000
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member]
Debt Instrument [Line Items]
Debt instrument face value		$ 60,000				$ 60,000	$ 60,000
Long term debt variable interest rate percentage		8.75%				8.75%	8.75%
Other long-term debt				$ 60,000		$ 60,000	$ 60,000
Debt instrument variable interest rate spread		5.50%					5.50%
Debt instrument frequency of periodic payment		30					30
Long term debt balloon payment percentage		6.75%
Debt instrument maturity start date				Nov. 01, 2022			Nov. 01, 2022
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, effective percentage				17.31%		14.44%	14.44%
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, effective percentage				14.26%		11.39%	11.39%
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member] | SVB [Member]
Debt Instrument [Line Items]
Percentage of aggregate term loan advance increase		51.00%
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member] | Hercules Capital Inc [Member]
Debt Instrument [Line Items]
Percentage of aggregate term loan advance increase		49.00%
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member] | Tranche One [Member]
Debt Instrument [Line Items]
Other long-term debt		$ 25,000
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member] | Tranche Two [Member]
Debt Instrument [Line Items]
Other long-term debt											$ 25,000
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member] | Tranche Three [Member]
Debt Instrument [Line Items]
Long-term line of credit						$ 10,000	$ 10,000
Other long-term debt						$ 10,000	$ 10,000
Atel Loan Facility [Member] | Atel [Member] | Tranche Three [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, effective percentage				19.23%		19.23%	19.23%
Other long-term debt				$ 1,000		$ 1,500	$ 1,500
Long term debt month of maturity				2023-04			2023-04
Atel Loan Facility [Member] | Atel [Member] | Tranche Four [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, effective percentage				19.23%		19.23%	19.23%
Other long-term debt				$ 200		$ 300	$ 300
Long term debt month of maturity				2023-05			2023-05